Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amendment No. 2 to the Registration Statement on Form S-1 of Viking Therapeutics, Inc.
Document Period End Date	Dec. 31, 2015
Trading Symbol	VKTX
Entity Registrant Name	Viking Therapeutics, Inc.
Entity Central Index Key	0001607678
Entity Filer Category	Smaller Reporting Company